SCHEDULE OF RECONCILIATION ON PRESENT VALUE OF DEFINED BENEFIT OBLIGATION AND PLAN ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Postemployment Benefits [Abstract]
Present Value of DBO, at the Beginning of Year	$ 99,588	$ 115,393
Current service cost	27,737	36,824
Interest cost on the DBO	6,191	6,615
Past Service Cost-Vested	(6,723)
Employee benefits are already noted for quit employees
Present Value of DBO, (expected) at the End of Year	126,793	158,832
Actuarial gain on DBO	(8,543)	(59,244)
Present Value of DBO, (actual) at the End of Year	118,250	99,588
The effect of asset ceiling
Provision for post-employment benefits	$ 118,250	$ 99,588